Hedging derivatives - Reconciliation of valuation adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hedging derivatives
Balance at January 1	$ (290)
Valuation adjustments, cash flow hedge	29	$ (882)	$ (1,585)
Amounts reclassified to consolidated income statement, Cash flow hedge	(9)	(40)	118
Income tax, Cash flow hedge	(6)	276	440
Balance at December 31	(276)	(290)
Cash flow hedges
Hedging derivatives
Balance at January 1	(290)	356	1,383
Valuation adjustments, cash flow hedge	29	(882)	(1,585)
Amounts reclassified to consolidated income statement, Cash flow hedge	(9)	(40)	118
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	(11)	(42)	120
Cash flow hedges ineffectiveness	2	2	(2)
Income tax, Cash flow hedge	(6)	276	440
Balance at December 31	(276)	$ (290)	$ 356
Cash flows to be received	1,961
Cash flows to be paid	(2,355)
Cash flow hedges | Less than 3 Months
Hedging derivatives
Cash flows to be received	18
Cash flows to be paid	(258)
Cash flow hedges | 3 to 12 months
Hedging derivatives
Cash flows to be received	583
Cash flows to be paid	(774)
Cash flow hedges | Between one and five years
Hedging derivatives
Cash flows to be received	1,345
Cash flows to be paid	(1,297)
Cash flow hedges | More than five years
Hedging derivatives
Cash flows to be received	15
Cash flows to be paid	$ (26)